Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 99.1%
Advertising - 0.2%
Lamar Media Corp., 5.38%, 11/1/33(a)	$70,000	$69,514
Aerospace & Defense - 2.5%
Bombardier, Inc.
7.25%, 7/1/31(a)	$104,000	110,045
6.75%, 6/15/33(a)	101,000	105,394
TransDigm, Inc.
6.75%, 8/15/28(a)	159,000	162,035
6.38%, 3/1/29(a)	64,000	65,430
6.88%, 12/15/30(a)	232,000	240,387
7.13%, 12/1/31(a)	250,000	260,563
6.63%, 3/1/32(a)	46,000	47,353
6.38%, 5/31/33(a)	115,000	116,174
6.25%, 1/31/34(a)	5,000	5,137
6.75%, 1/31/34(a)	15,000	15,509
		1,128,027
Agriculture - 0.3%
Turning Point Brands, Inc., 7.63%, 3/15/32(a)	123,000	130,121
Apparel - 0.1%
VF Corp., 6.45%, 11/1/37	56,000	52,540
Auto Manufacturers - 3.0%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(a)	242,000	236,918
New Flyer Holdings, Inc., 9.25%, 7/1/30(a)	229,000	245,039
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/26(a)	135,000	136,750
7.05%, 9/15/28(a)	43,000	44,716
5.63%, 9/29/28(a)	30,000	30,011
6.13%, 9/30/30(a)	105,000	104,972
Nissan Motor Co. Ltd.
7.50%, 7/17/30(a)	110,000	115,436
7.75%, 7/17/32(a)	135,000	142,794
8.13%, 7/17/35(a)	152,000	163,176
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 1/15/31(a)	125,000	116,327
		1,336,139
Auto Parts & Equipment - 1.2%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	21,000	22,022
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32(a)	330,000	345,893
Phinia, Inc.
6.75%, 4/15/29(a)	88,000	90,766
6.63%, 10/15/32(a)	64,000	65,955
		524,636

	Shares/ Principal	Fair Value

Banks - 1.7%
Canadian Imperial Bank of Commerce, 6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85(b)	$301,000	$305,239
Intesa Sanpaolo SpA, 8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(b)	200,000	236,022
Popular, Inc., 7.25%, 3/13/28	166,000	173,463
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(b)	52,000	51,250
		765,974
Building Materials - 0.5%
Jeld-Wen, Inc., 7.00%, 9/1/32(a)	45,000	38,028
Knife River Corp., 7.75%, 5/1/31(a)	131,000	137,456
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	66,000	69,640
		245,124
Chemicals - 1.8%
Celanese US Holdings LLC, 6.67%, 7/15/27	10,000	10,255
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	219,000	218,704
NOVA Chemicals Corp., 9.00%, 2/15/30(a)	75,000	80,409
Rain Carbon, Inc., 12.25%, 9/1/29(a)	187,000	200,252
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	297,000	290,721
		800,341
Coal - 0.1%
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	36,000	36,538
Commercial Services - 1.8%
Adt Security Corp. (The), 5.88%, 10/15/33(a)	105,000	105,000
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	148,000	147,480
Alta Equipment Group, Inc., 9.00%, 6/1/29(a)	69,000	64,373
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 6/15/32(a)	23,000	24,055
Belron UK Finance PLC, 5.75%, 10/15/29(a)	157,000	159,046
CoreCivic, Inc., 8.25%, 4/15/29	122,000	128,886
Deluxe Corp., 8.13%, 9/15/29(a)	60,000	62,682
GEO Group, Inc. (The), 8.63%, 4/15/29	63,000	66,698
Hertz Corp. (The), 12.63%, 7/15/29(a)	34,000	36,046
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	27,474
		821,740

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Computers - 2.1%
CACI International, Inc., 6.38%, 6/15/33(a)	$167,000	$172,346
Diebold Nixdorf, Inc., 7.75%, 3/31/30(a)	83,000	87,633
KBR, Inc., 4.75%, 9/30/28(a)	38,000	37,581
NCR Atleos Corp., 9.50%, 4/1/29(a)	251,000	271,774
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)	29,000	30,699
5.88%, 7/15/30(a)	70,000	71,212
9.63%, 12/1/32(a)	215,000	243,511
		914,756
Distribution & Wholesale - 0.2%
RB Global Holdings, Inc., 7.75%, 3/15/31(a)	33,000	34,515
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	47,637
		82,152
Diversified Financial Services - 12.7%
Ally Financial, Inc., 6.65%, (US 5 Year CMT T-Note + 2.45%), 1/17/40(b)	149,000	148,974
Atlanticus Holdings Corp., 9.75%, 9/1/30(a)	165,000	162,792
Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	160,000	170,783
Burford Capital Global Finance LLC
6.88%, 4/15/30(a)	105,000	105,502
9.25%, 7/1/31(a)	262,000	278,386
Coinbase Global, Inc., 3.38%, 10/1/28(a)	404,000	383,438
Credit Acceptance Corp.
9.25%, 12/15/28(a)	284,000	298,382
6.63%, 3/15/30(a)	67,000	67,173
Enova International, Inc.
11.25%, 12/15/28(a)	175,000	186,283
9.13%, 8/1/29(a)	147,000	154,735
EZCORP, Inc., 7.38%, 4/1/32(a)	87,000	92,697
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(a)	96,000	101,310
9.13%, 5/15/31(a)	50,000	53,173
GGAM Finance Ltd., 8.00%, 6/15/28(a)	28,000	29,638
Goeasy Ltd.
9.25%, 12/1/28(a)	165,000	172,246
7.63%, 7/1/29(a)	114,000	115,448
7.38%, 10/1/30(a)	118,000	118,578
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/31(a)	42,000	44,074
6.75%, 5/1/33(a)	90,000	93,342
Nationstar Mortgage Holdings, Inc.
6.50%, 8/1/29(a)	70,000	71,839
5.75%, 11/15/31(a)	241,000	243,531
7.13%, 2/1/32(a)	37,000	38,702

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
OneMain Finance Corp.
6.63%, 5/15/29	$130,000	$133,632
7.88%, 3/15/30	129,000	136,513
7.50%, 5/15/31	187,000	195,403
7.13%, 11/15/31	64,000	66,374
7.13%, 9/15/32	64,000	66,119
Osaic Holdings, Inc., 6.75%, 8/1/32(a)	15,000	15,490
Pennymac Financial Services, Inc., 6.88%, 5/15/32(a)	169,000	175,117
PennyMac Financial Services, Inc.
7.88%, 12/15/29(a)	78,000	82,781
6.88%, 2/15/33(a)	70,000	72,319
6.75%, 2/15/34(a)	20,000	20,405
Rocket Cos., Inc.
6.13%, 8/1/30(a)	130,000	133,738
6.38%, 8/1/33(a)	21,000	21,692
SLM Corp., 6.50%, 1/31/30	106,000	110,494
Stonex Escrow Issuer LLC, 6.88%, 7/15/32(a)	45,000	46,324
StoneX Group, Inc., 7.88%, 3/1/31(a)	245,000	257,467
Synchrony Financial, 7.25%, 2/2/33	322,000	343,405
United Wholesale Mortgage LLC
5.75%, 6/15/27(a)	68,000	67,943
5.50%, 4/15/29(a)	43,000	42,418
UWM Holdings LLC
6.63%, 2/1/30(a)	174,000	177,187
6.25%, 3/15/31(a)	134,000	133,370
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31(a)	209,000	216,141
		5,645,358
Electric - 2.1%
Edison International
8.13%, (US 5 Year CMT T-Note + 3.86%), 6/15/53(b)	66,000	67,452
7.88%, (US 5 Year CMT T-Note + 3.66%), 6/15/54(b)	64,000	65,290
Electricite de France SA, 9.13%, (US 5 Year CMT T-Note + 5.41%), 12/15/73(a),(b)	21,000	24,338
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	45,000	45,372
PG&E Corp.
5.00%, 7/1/28	125,000	123,843
5.25%, 7/1/30	51,000	50,302
7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/55(b)	105,000	107,849
Talen Energy Supply LLC, 8.63%, 6/1/30(a)	90,000	95,537

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Electric (continued)
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	$325,000	$343,925
		923,908
Electrical Components & Equipment - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33(a)	25,000	25,916
Engineering & Construction - 1.2%
AECOM, 6.00%, 8/1/33(a)	105,000	107,371
Brand Industrial Services, Inc., 10.38%, 8/1/30(a)	50,000	49,803
HTA Group Ltd., 7.50%, 6/4/29(a)	355,000	368,214
		525,388
Entertainment - 3.2%
Churchill Downs, Inc., 6.75%, 5/1/31(a)	100,000	102,503
Flutter Treasury Dac, 5.88%, 6/4/31(a)	31,000	31,470
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	168,000	172,408
7.50%, 9/1/31(a)	219,000	227,900
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	38,880
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	65,000	66,033
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(a)	98,000	92,937
Warnermedia Holdings, Inc.
4.05%, 3/15/29	120,000	115,650
4.28%, 3/15/32	277,000	253,801
5.05%, 3/15/42	312,000	248,820
5.14%, 3/15/52	77,000	57,317
		1,407,719
Food - 2.5%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(a)	64,000	65,032
Performance Food Group, Inc., 6.13%, 9/15/32(a)	139,000	142,378
Pilgrim's Pride Corp., 6.88%, 5/15/34	140,000	154,570
Post Holdings, Inc.
5.50%, 12/15/29(a)	133,000	132,420
6.38%, 3/1/33(a)	278,000	280,595
US Foods, Inc.
6.88%, 9/15/28(a)	129,000	132,957
7.25%, 1/15/32(a)	130,000	136,070
5.75%, 4/15/33(a)	58,000	58,318
		1,102,340
Forest Products & Paper - 0.2%
Domtar Corp., 6.75%, 10/1/28(a)	98,000	84,448

	Shares/ Principal	Fair Value

Gas - 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	$113,000	$112,979
9.38%, 6/1/28(a)	192,000	197,154
9.50%, 6/1/30(a)	65,000	68,047
		378,180
Healthcare-Products - 0.5%
Insulet Corp., 6.50%, 4/1/33(a)	209,000	217,298
Healthcare-Services - 1.1%
DaVita, Inc.
4.63%, 6/1/30(a)	46,000	44,061
6.88%, 9/1/32(a)	188,000	194,197
Tenet Healthcare Corp.
6.13%, 10/1/28	133,000	133,112
6.13%, 6/15/30	95,000	96,239
6.75%, 5/15/31	13,000	13,459
		481,068
Holding Companies-Divers - 0.2%
Stena International SA, 7.25%, 1/15/31(a)	75,000	76,444
Home Builders - 0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	84,000	83,784
Century Communities, Inc., 6.63%, 9/15/33(a)	93,000	93,829
Thor Industries, Inc., 4.00%, 10/15/29(a)	198,000	187,608
		365,221
Home Furnishings - 0.4%
Somnigroup International, Inc., 4.00%, 4/15/29(a)	160,000	153,572
Whirlpool Corp., 6.13%, 6/15/30	40,000	40,298
		193,870
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 7/1/32(a)	30,000	30,891
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(a)	275,000	285,503
Ryan Specialty LLC, 5.88%, 8/1/32(a)	85,000	85,985
		402,379
Internet - 3.8%
Cogent Communications Group LLC, 7.00%, 6/15/27(a)	147,000	146,846
Gen Digital, Inc.
7.13%, 9/30/30(a)	56,000	57,657
6.25%, 4/1/33(a)	23,000	23,480

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Internet (continued)
Match Group Holdings II LLC
5.63%, 2/15/29(a)	$142,000	$141,609
6.13%, 9/15/33(a)	165,000	166,449
Rakuten Group, Inc.
11.25%, 2/15/27(a)	265,000	287,326
9.75%, 4/15/29(a)	165,000	185,579
Snap, Inc., 6.88%, 3/1/33(a)	300,000	306,629
Wayfair LLC
7.25%, 10/31/29(a)	253,000	261,007
7.75%, 9/15/30(a)	115,000	120,749
		1,697,331
Investment Companies - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	208,000	209,924
10.00%, 11/15/29(a)	201,000	202,422
9.00%, 6/15/30	82,000	79,102
		491,448
Iron & Steel - 1.1%
Algoma Steel, Inc., 9.13%, 4/15/29(a)	137,000	116,739
Champion Iron Canada, Inc., 7.88%, 7/15/32(a)	50,000	52,274
Cleveland-Cliffs, Inc., 7.63%, 1/15/34(a)	80,000	82,482
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28(a)	70,000	75,273
Mineral Resources Ltd.
8.50%, 5/1/30(a)	84,000	87,370
7.00%, 4/1/31(a)	68,000	68,815
		482,953
Leisure Time - 1.9%
Amer Sports Co., 6.75%, 2/16/31(a)	330,000	343,661
Life Time, Inc., 6.00%, 11/15/31(a)	191,000	193,894
Lindblad Expeditions LLC, 7.00%, 9/15/30(a)	20,000	20,386
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(a)	61,000	61,256
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	86,000	89,682
Viking Cruises Ltd., 5.88%, 10/15/33(a)	120,000	120,118
		828,997
Lodging - 1.3%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29(a)	177,000	182,831
Hilton Domestic Operating Co., Inc., 6.13%, 4/1/32(a)	169,000	173,725
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	80,000	81,256
MGM Resorts International, 6.13%, 9/15/29	31,000	31,556

	Shares/ Principal	Fair Value

Lodging (continued)
Station Casinos LLC, 6.63%, 3/15/32(a)	$89,000	$91,427
		560,795
Machinery-Diversified - 0.0%†
Esab Corp., 6.25%, 4/15/29(a)	11,000	11,303
Media - 4.9%
AMC Networks, Inc.
10.25%, 1/15/29(a)	147,000	154,901
10.50%, 7/15/32(a)	105,000	111,031
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	46,000	45,488
5.38%, 6/1/29(a)	75,000	74,499
4.75%, 3/1/30(a)	100,000	95,977
4.50%, 8/15/30(a)	26,000	24,557
4.25%, 2/1/31(a)	94,000	86,594
7.38%, 3/1/31(a)	351,000	362,664
4.50%, 5/1/32	146,000	132,865
Directv Financing LLC, 8.88%, 2/1/30(a)	45,000	44,446
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27(a)	139,000	138,851
10.00%, 2/15/31(a)	89,000	88,858
Discovery Communications LLC, 5.00%, 9/20/37	95,000	81,721
Gray Media, Inc., 10.50%, 7/15/29(a)	21,000	22,689
Nexstar Media, Inc., 4.75%, 11/1/28(a)	200,000	195,210
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	182,000	127,575
8.13%, 2/15/33(a)	66,000	67,880
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	45,000	45,007
4.13%, 7/1/30(a)	21,000	19,693
TEGNA, Inc., 5.00%, 9/15/29	22,000	21,879
Univision Communications, Inc., 8.00%, 8/15/28(a)	125,000	129,511
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	118,000	116,707
		2,188,603
Metal Fabricate & Hardware - 0.7%
Vallourec SACA, 7.50%, 4/15/32(a)	300,000	319,634
Mining - 3.0%
Century Aluminum Co., 6.88%, 8/1/32(a)	183,000	189,632
Eldorado Gold Corp., 6.25%, 9/1/29(a)	221,000	221,448
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	207,000	213,909
Hecla Mining Co., 7.25%, 2/15/28	2,000	2,018
Ivanhoe Mines Ltd., 7.88%, 1/23/30(a)	32,000	32,999
New Gold, Inc., 6.88%, 4/1/32(a)	153,000	160,246
Novelis Corp., 6.88%, 1/30/30(a)	165,000	171,096

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Mining (continued)
Perenti Finance Pty Ltd., 7.50%, 4/26/29(a)	$140,000	$146,383
Taseko Mines Ltd., 8.25%, 5/1/30(a)	186,000	196,975
		1,334,706
Miscellaneous Manufacturing - 0.4%
EnPro, Inc., 6.13%, 6/1/33(a)	174,000	177,836
Office & Business Equipment - 0.3%
Pitney Bowes, Inc.
6.88%, 3/15/27(a)	15,000	14,981
7.25%, 3/15/29(a)	137,000	138,617
		153,598
Office Furnishings - 0.5%
Steelcase, Inc., 5.13%, 1/18/29	202,000	201,505
Oil & Gas - 9.2%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29(a)	125,000	130,344
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29(a)	50,000	49,900
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	134,000	133,956
California Resources Corp.
8.25%, 6/15/29(a)	347,000	361,867
7.00%, 1/15/34(a)	54,000	53,629
Chord Energy Corp.
6.00%, 10/1/30(a)	40,000	39,707
6.75%, 3/15/33(a)	256,000	259,376
CNX Resources Corp.
6.00%, 1/15/29(a)	89,000	89,024
7.38%, 1/15/31(a)	149,000	153,660
7.25%, 3/1/32(a)	148,000	153,545
CVR Energy, Inc., 8.50%, 1/15/29(a)	165,000	168,651
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30(a)	26,000	27,553
Energean PLC, 6.50%, 4/30/27(a)	200,000	198,750
Greenfire Resources Ltd., 12.00%, 10/1/28(a)	109,000	115,859
Gulfport Energy Operating Corp., 6.75%, 9/1/29(a)	283,000	290,581
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	200,000	208,942
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32(a)	225,000	230,895
Noble Finance II LLC, 8.00%, 4/15/30(a)	280,000	289,818
Northern Oil & Gas, Inc.
8.13%, 3/1/28(a)	46,000	46,649
8.75%, 6/15/31(a)	60,000	61,998
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	65,000	67,481

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	$179,000	$179,114
Sunoco LP, 7.00%, 5/1/29(a)	50,000	51,770
Talos Production, Inc.
9.00%, 2/1/29(a)	192,000	198,537
9.38%, 2/1/31(a)	182,000	189,549
Valaris Ltd., 8.38%, 4/30/30(a)	355,000	367,790
		4,118,945
Oil & Gas Services - 1.5%
Bristow Group, Inc., 6.88%, 3/1/28(a)	122,000	122,678
Kodiak Gas Services LLC
6.50%, 10/1/33(a)	15,000	15,271
6.75%, 10/1/35(a)	15,000	15,407
Tidewater, Inc., 9.13%, 7/15/30(a)	164,000	176,092
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 3/15/29(a)	62,000	63,952
6.25%, 10/1/33(a)	45,000	45,210
Viridien, 10.00%, 10/15/30(a)	127,000	130,233
Weatherford International Ltd.
8.63%, 4/30/30(a)	13,000	13,291
6.75%, 10/15/33(a)	65,000	65,050
		647,184
Packaging & Containers - 0.4%
Crown Americas LLC, 5.88%, 6/1/33(a)	75,000	75,761
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(a)	97,000	97,955
		173,716
Pharmaceuticals - 2.1%
Amneal Pharmaceuticals LLC, 6.88%, 8/1/32(a)	237,000	245,249
BellRing Brands, Inc., 7.00%, 3/15/30(a)	177,000	182,865
CVS Health Corp.
6.75%, (US 5 Year CMT T-Note + 2.52%), 12/10/54(b)	142,000	146,562
7.00%, (US 5 Year CMT T-Note + 2.89%), 3/10/55(b)	150,000	157,543
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 4/15/29(a)	197,000	213,688
		945,907
Pipelines - 4.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 10/15/33(a)	65,000	64,714
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	144,000	138,085
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	50,000	49,536

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Pipelines (continued)
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/1/28(a)	$14,000	$14,041
8.63%, 3/15/29(a)	265,000	276,569
7.38%, 6/30/33(a)	50,000	50,838
Energy Transfer LP
8.00%, (US 5 Year CMT T-Note + 4.02%), 5/15/54(b)	48,000	51,297
7.13%, (US 5 Year CMT T-Note + 2.83%), 10/1/54(b)	82,000	84,874
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	147,000	148,283
8.25%, 1/15/32(a)	212,000	223,595
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29(a)	134,000	137,410
8.38%, 2/15/32(a)	117,000	119,882
Prairie Acquiror LP, 9.00%, 8/1/29(a)	35,000	36,348
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	60,000	62,103
9.50%, 2/1/29(a)	123,000	135,508
9.88%, 2/1/32(a)	166,000	180,733
Venture Global Plaquemines LNG LLC
6.50%, 1/15/34(a)	60,000	63,139
6.75%, 1/15/36(a)	95,000	100,907
		1,937,862
Real Estate - 0.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30(a)	69,000	69,815
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 4/15/30(a)	107,000	116,830
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31(a)	99,000	105,777
Five Point Operating Co. LP, 8.00%, 10/1/30(a)	25,000	25,368
Howard Hughes Corp. (The)
5.38%, 8/1/28(a)	78,000	77,691
4.13%, 2/1/29(a)	9,000	8,631
		404,112
REITS - 4.6%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	25,000	24,021
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(a)	220,000	232,098
Brandywine Operating Partnership LP, 8.88%, 4/12/29	84,000	91,168
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	15,000	15,255

	Shares/ Principal	Fair Value

REITS (continued)
EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman NON-MTM, 7.38%, 9/30/30(a)	$40,000	$40,000
Iron Mountain, Inc.
5.25%, 3/15/28(a)	89,000	88,844
7.00%, 2/15/29(a)	75,000	77,279
6.25%, 1/15/33(a)	89,000	90,795
Millrose Properties, Inc.
6.38%, 8/1/30(a)	128,000	130,175
6.25%, 9/15/32(a)	267,000	267,616
Rithm Capital Corp.
8.00%, 4/1/29(a)	313,000	320,398
8.00%, 7/15/30(a)	55,000	56,281
Starwood Property Trust, Inc.
7.25%, 4/1/29(a)	132,000	138,729
6.00%, 4/15/30(a)	49,000	49,742
6.50%, 7/1/30(a)	134,000	138,611
6.50%, 10/15/30(a)	89,000	91,883
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 2/15/28(a)	182,000	191,682
		2,044,577
Retail - 5.4%
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	86,000	88,534
7.38%, 8/1/33(a)	86,000	88,736
Bath & Body Works, Inc.
6.95%, 3/1/33	53,000	55,319
6.88%, 11/1/35	43,000	44,721
7.60%, 7/15/37	21,000	21,693
Brinker International, Inc., 8.25%, 7/15/30(a)	153,000	161,846
Carvana Co.
9.00% Cash, 6/1/30(a),(c)	163,000	170,546
9.00% Cash, 6/1/31(a),(c)	114,490	129,618
Dick's Sporting Goods, Inc., 4.00%, 10/1/29(a)	41,000	40,188
FirstCash, Inc.
5.63%, 1/1/30(a)	120,000	119,779
6.88%, 3/1/32(a)	226,000	233,589
Gap, Inc. (The), 3.63%, 10/1/29(a)	130,000	121,622
Kohl's Corp., 10.00%, 6/1/30(a)	120,000	130,386
Macy’s Retail Holdings LLC
5.88%, 3/15/30(a)	35,000	34,972
7.38%, 8/1/33(a)	55,000	57,346
Nordstrom, Inc.
4.00%, 3/15/27	21,000	20,652
4.38%, 4/1/30	130,000	122,361
4.25%, 8/1/31	24,000	21,810

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Retail (continued)
5.00%, 1/15/44	$127,000	$93,295
Patrick Industries, Inc.
4.75%, 5/1/29(a)	68,000	66,617
6.38%, 11/1/32(a)	242,000	245,484
QXO Building Products, Inc., 6.75%, 4/30/32(a)	338,000	349,423
		2,418,537
Semiconductors - 0.5%
Amkor Technology, Inc., 5.88%, 10/1/33(a)	85,000	85,864
Ams-Osram AG, 12.25%, 3/30/29(a)	140,000	150,091
		235,955
Software - 1.8%
Cloud Software Group, Inc., 8.25%, 6/30/32(a)	23,000	24,407
CoreWeave, Inc.
9.25%, 6/1/30(a)	390,000	402,843
9.00%, 2/1/31(a)	68,000	69,647
Fair Isaac Corp., 6.00%, 5/15/33(a)	70,000	70,873
Pagaya US Holdings Co. LLC, 8.88%, 8/1/30(a)	226,000	210,921
ROBLOX Corp., 3.88%, 5/1/30(a)	11,000	10,494
		789,185
Telecommunications - 6.4%
CommScope LLC, 9.50%, 12/15/31(a)	249,000	257,740
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	237,000	248,847
Echostar Corp., 10.75%, 11/30/29	200,000	220,250
GCI LLC, 4.75%, 10/15/28(a)	258,000	250,711
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	237,000	241,553
7.00%, 3/31/34(a)	151,000	153,942
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	150,000	151,701
Millicom International Cellular SA
6.25%, 3/25/29(a)	135,000	136,228
7.38%, 4/2/32(a)	195,000	203,776
Rogers Communications, Inc.
7.00%, (US 5 Year CMT T-Note + 2.65%), 4/15/55(b)	82,000	85,537
7.13%, (US 5 Year CMT T-Note + 2.62%), 4/15/55(b)	78,000	82,692
Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	25,000	24,918
Telecom Italia Capital SA
6.38%, 11/15/33	34,000	35,709
6.00%, 9/30/34	22,000	22,333
7.20%, 7/18/36	82,000	88,491
7.72%, 6/4/38	186,000	205,533
Viasat, Inc., 5.63%, 4/15/27(a)	94,000	93,624

	Shares/ Principal	Fair Value

Telecommunications (continued)
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/1/31(a)	$119,000	$123,267
Zegona Finance PLC, 8.63%, 7/15/29(a)	228,000	242,706
		2,869,558
Transportation - 0.1%
Danaos Corp., 8.50%, 3/1/28(a)	44,000	44,865
Trucking & Leasing - 0.7%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30(a)	125,000	132,823
7.00%, 6/15/32(a)	105,000	109,881
FTAI Aviation Investors LLC, 7.00%, 5/1/31(a)	85,000	88,959
		331,663
Total Corporate Bonds and Notes
(Cost - $42,798,680)		44,147,914
Short-Term Investments - 1.0%
Money Market Funds - 1.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(d) (Cost - $463,092)	463,092	463,092

Total Short-Term Investments (Cost - $463,092)		463,092
Total Investments - 100.1%
(Cost - $43,261,772)		$44,611,006
Other Assets Less Liabilities - Net (0.1)%		(37,430)
Total Net Assets - 100.0%		$44,573,576

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $37,956,995 or 85.2% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	PIK - Pay-in-kind security.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
RB	-	Revenue Bond
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	Morgan Stanley	1	12/31/2025	$208,398	$118
U.S. 5 Year Note Future	Morgan Stanley	9	12/31/2025	982,758	(749)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(631)